Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000105241
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Winton Managed Futures Trend Fund
Average Annual Return, Percent	12.61%	5.45%	1.97%
C000105243
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Winton Managed Futures Trend Fund
Without Sales Load [Member] | C000105241
Average Annual Return [Line Items]
Average Annual Return, Percent	19.44%	6.71%	2.58%
Without Sales Load [Member] | C000105243
Average Annual Return [Line Items]
Average Annual Return, Percent	19.81%	6.97%	2.83%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	0.62%	(1.55%)	0.38%
ICE BofA US 3 Month US Treasury Bill Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3 Month US Treasury Bill Index (USD) TR
Average Annual Return, Percent	3.84%	3.52%	2.34%
ICE BofA US 3 Month US Treasury Bill Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3 Month US Treasury Bill Index (USD) TR
Average Annual Return, Percent	3.84%	3.52%	2.34%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	0.62%	(1.55%)	0.38%